Subsequent Events (Details) (USD $)	Nov. 26, 2012	Nov. 06, 2012	Nov. 01, 2012	Sep. 30, 2012	Jan. 30, 2012	Jan. 17, 2012	Jan. 13, 2012	Dec. 31, 2011
Subsequent Events (Textual)
Option authorized	11,500	13,000	15,000	7,500,000	150,000	35,000	170,000
Option authorized one					150,000
Options exercise price	$ 0.70	$ 0.88	$ 1.00		$ 1.47	$ 1.01	$ 1.00
Options exercise price one					$ 3.00
Option authorized, vesting period	4 years	4 years	4 years		4 years	4 years	4 years
Option authorized, vesting period one					4 years
Authorized amount of cash bonus to employees, President and Chief Executive Officer and Co-Founder					$ 604,000			$ 150,000